OMB APPROVAL
OMB Number: 3235-0578
Expires: January 31, 2016
Estimated average burden
hours per response....10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21713

Madison Strategic Sector Premium Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices) (Zip code)

Pamela Krill
Madison Legal and Compliance Department
550 Science Drive, Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

MSP | March 31, 2013

Madison Strategic Sector Premium Fund Portfolio of Investments (unaudited)

		Shares		Value (Note 1)
COMMON STOCKS - 83.9%
Consumer Discretionary - 13.3% (A)
Amazon.com Inc. *		4,000		$1,065,960
Bed Bath & Beyond Inc. *		20,000		1,288,400
Best Buy Co. Inc.		65,000		1,439,750
Kohl's Corp.		35,000		1,614,550
Lululemon Athletica Inc. *		15,000		935,250
NIKE Inc., Class B		30,000		1,770,300
Target Corp.		30,000		2,053,500

				10,167,710
Energy - 9.0%
Apache Corp. (A)		27,000		2,083,320
Canadian Natural Resources Ltd.		35,000		1,124,550
Occidental Petroleum Corp. (A)		15,000		1,175,550
Petroleo Brasileiro S.A., ADR		60,000		994,200
Schlumberger Ltd. (A)		20,000		1,497,800

				6,875,420
Financials - 9.8% (A)
Bank of America Corp.		148,300		1,806,294
BB&T Corp.		30,000		941,700
Goldman Sachs Group Inc./The		14,000		2,060,100
Morgan Stanley		70,000		1,538,600
Wells Fargo & Co.		30,000		1,109,700

				7,456,394
Health Care - 19.0% (A)
Celgene Corp. *		13,400		1,553,194
Medtronic Inc.		25,000		1,174,000
Mylan Inc. *		100,000		2,894,000
St Jude Medical Inc.		35,000		1,415,400
Stryker Corp.		35,000		2,283,400
Teva Pharmaceutical Industries Ltd., ADR		50,000		1,984,000
UnitedHealth Group Inc.		30,000		1,716,300
Zimmer Holdings Inc.		20,000		1,504,400

				14,524,694
Industrials - 4.8%
Expeditors International of Washington Inc. (A)		56,000		1,999,760
Jacobs Engineering Group Inc. *		30,000		1,687,200

				3,686,960
Information Technology - 24.3%
Adobe Systems Inc. (A) *		20,000		870,200
Apple Inc. (A)		5,500		2,434,465
Applied Materials Inc. (A)		40,000		539,200
Check Point Software Technologies Ltd. (A) *		25,000		1,174,750
Cisco Systems Inc. (A)		120,000		2,509,200
eBay Inc. (A) *		30,000		1,626,600
EMC Corp. (A) *		30,000		716,700
Facebook Inc., Class A *		25,000		639,500
FLIR Systems Inc. (A)		40,000		1,040,400
Microsoft Corp. (A)		70,000		2,002,700
Nuance Communications Inc. (A) *		80,000		1,614,400
Oracle Corp.		45,000		1,455,300
Symantec Corp. (A) *		80,000		1,974,400

				18,597,815
Materials - 3.7% (A)
Freeport-McMoRan Copper & Gold Inc.		45,000		1,489,500
Mosaic Co./The		22,000		1,311,420

				2,800,920

Total Common Stocks ( Cost $62,434,543 )				64,109,913
		Par Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.5%
U.S. Treasury Bills - 6.5% (B)
0.001%, 4/4/13		$2,000,000		1,999,982
0.083%, 5/30/13		3,000,000		2,999,594

				4,999,576

Total U.S. Government and Agency Obligations ( Cost $4,999,576 )				4,999,576
		Shares
INVESTMENT COMPANIES - 15.6%
State Street Institutional U.S. Government Money Market Fund		11,939,261		11,939,261

Total Investment Companies ( Cost $11,939,261 )				11,939,261

TOTAL INVESTMENTS - 106.0% ( Cost $79,373,380 )				81,048,750
NET OTHER ASSETS AND LIABILITIES - (0.2%)				(151,940)
TOTAL CALL & PUT OPTIONS WRITTEN - (5.8%)				(4,448,122)

TOTAL NET ASSETS - 100.0%				$76,448,688

*	Non-income producing.
(A)	All or a portion of these securities' positions represent covers (directly or through conversion rights) for outstanding options written.
(B)	All or a portion of these securities are segregated as collateral for put options written. As of March 31, 2013, the total amount segregated was $4,999,576.

ADR	American Depositary Receipt.
Call Options Written	Contracts (100 shares per contract)	Expiration	Exercise Price	Value (Note 1)
Adobe Systems Inc.	200	April 2013	$35.00	$170,500
Amazon.com Inc.	40	May 2013	280.00	28,100
Apache Corp.	215	April 2013	87.50	645
Apache Corp.	55	July 2013	80.00	16,225
Apple Inc.	25	May 2013	460.00	33,437
Apple Inc.	30	June 2013	470.00	41,294
Applied Materials, Inc.	400	April 2013	13.00	23,800
Bank of America Corp.	485	May 2013	10.00	107,670
Bank of America Corp.	500	May 2013	12.00	30,750
Bank of America Corp.	498	June 2013	13.00	17,181
BB&T Corp.	300	June 2013	32.00	19,200
Bed Bath & Beyond, Inc.	200	April 2013	57.50	144,500
Best Buy Co., Inc.	350	May 2013	23.00	34,999
Celgene Corp.	134	April 2013	75.00	546,385
Check Point Software Technologies Ltd.	100	April 2013	46.00	16,750
Check Point Software Technologies Ltd.	150	April 2013	48.00	9,750
Cisco Systems, Inc.	500	April 2013	18.00	144,750
Cisco Systems, Inc.	300	May 2013	21.00	18,600
eBay Inc.	300	June 2013	52.50	117,750
EMC Corp.	100	April 2013	26.00	300
Expeditors International of Washington Inc.	250	May 2013	40.00	6,250
Expeditors International of Washington Inc.	300	August 2013	37.50	40,199
FLIR Systems, Inc.	300	April 2013	26.00	15,750
FLIR Systems, Inc.	100	May 2013	26.00	7,900
Freeport-McMoRan Copper & Gold Inc.	100	April 2013	36.00	1,050
Freeport-McMoRan Copper & Gold Inc.	200	April 2013	37.00	1,100
Freeport-McMoRan Copper & Gold Inc.	150	May 2013	43.00	375
Goldman Sachs Group, Inc.	140	April 2013	130.00	244,650
Jacobs Engineering Group Inc.	200	April 2013	41.00	303,000
Jacobs Engineering Group Inc.	100	April 2013	43.00	132,500
Kohl's Corp.	200	April 2013	55.00	500
Lululemon Athletica Inc.	150	June 2013	67.50	32,100
Medtronic Inc.	250	May 2013	43.00	98,750
Microsoft Corp.	300	April 2013	28.00	25,650
Microsoft Corp.	200	May 2013	28.00	20,600
Morgan Stanley	300	April 2013	18.00	120,750
Morgan Stanley	100	April 2013	22.00	7,350
Morgan Stanley	300	April 2013	23.00	9,900
Mosaic Co./The	120	May 2013	60.00	19,088
Mosaic Co./The	100	May 2013	62.50	7,100
Mylan, Inc.	500	April 2013	26.00	148,750
Mylan, Inc.	300	April 2013	30.00	3,750
NIKE Inc.	300	April 2013	47.50	345,750
Nuance Communications Inc.	300	April 2013	19.00	42,750
Nuance Communications Inc.	350	April 2013	24.00	875
Nuance Communications Inc.	150	May 2013	21.00	14,100
Occidental Petroleum Corp.	150	April 2013	82.50	2,775
Schlumberger Ltd.	200	May 2013	80.00	13,500
St Jude Medical Inc.	350	April 2013	40.00	45,500
Stryker Corp.	200	June 2013	55.00	210,000
Stryker Corp.	150	June 2013	60.00	88,500
Symantec Corp.	500	April 2013	20.00	236,250
Symantec Corp.	300	April 2013	21.00	107,250
Target Corp.	200	April 2013	60.00	170,500
Target Corp.	100	May 2013	67.50	21,450
Teva Pharmaceutical Industries Ltd.	250	June 2013	40.00	27,499
UnitedHealth Group Inc.	150	June 2013	57.50	28,950
Wells Fargo & Co.	300	April 2013	35.00	63,750
Zimmer Holdings, Inc.	200	June 2013	65.00	213,000

Total Call Options Written ( Premiums received $2,263,574 )				$4,402,047

MSP | March 31, 2013

Madison Strategic Sector Premium Fund Portfolio of Investments (unaudited)

Put Options Written
	Contracts (100 per contract)	Expiration	Exercise Price	Value (Note 1)
Lululemon Athletica Inc.	150	April 2013	62.50	27,975
Mosaic Co./The	100	June 2013	57.50	18,100

Total Put Options Written ( Premiums received $52,673 )				$46,075

Total Value of Options Written ( Premiums received $2,316,247 )				$4,448,122

MSP | March 31, 2013

1. Portfolio Valuation:   Securities traded on a national securities exchange are valued at their closing sale price except for securities traded on NASDAQ which are valued at the NASDAQ official closing price ("NOCP") and options which are valued at the mean between the best bid and best ask price across all option exchanges.  Securities having maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices.  Mutual funds are valued at their Net Asset Value.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

The fund has adopted the Financial Accounting Standards Board (“FASB”) applicable guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

• Level 3 - significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the fund to measure fair value for the period ended March 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs. As of March 31, 2013, the fund did not hold securities deemed as a Level 3, and there were no transfers between classification levels.

MSP | March 31, 2013

Madison Strategic Sector Premium Fund Portfolio of Investments (unaudited)

The following is a summary of the inputs used as of March 31, 2013 in valuing the fund’s investments carried at fair value:
				Value at
Fund	(Level 1)	(Level 2)	(Level 3)	3/31/2013
Assets:
Common Stocks	$64,109,913	$ -	$ -	$64,109,913
U.S. Government and Agency Obligations	-	4,999,576	-	4,999,576
Investment Companies	11,939,261	-	-	11,939,261
	$76,049,174	$4,999,576	$ -	$81,048,750
Liabilities:
Written Options	$4,448,122	$ -	$ -	$4,448,122
	$4,448,122	$ -	$ -	$4,448,122
Please see Portfolio of Investments of common stock sector breakdown and listing of all securities within each caption.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge fund items affect a fund’s financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Strategic Sector Premium Fund and their effect:

Derivatives not accounted for as hedging instruments	Asset Derivatives Fair Value	Derivatives not accounted for as hedging instruments	Liability Derivatives Fair Value
Equity contracts	$-	Options Written	$4,448,122

New Accounting Pronouncements:  In May 2011, FASB issued ASU 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011.  The fund has adopted the disclosures required by this update.

In December 2011, the IASB and the FASB issued ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statements disclosures.

2. Discussion of Risks: Please see the fund’s original prospectus for a discussion of risks associated with investing in the fund.   Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the fund, you should understand that the very nature of the securities markets includes the possibility that there are additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something you must consider in connection with your investments in securities. Unforeseen events have the potential to upset the best laid plans of man, and could, under certain circumstances produce the material loss of the value of some or all of the securities we manage for you in the fund.

MSP | March 31, 2013

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

MSP | March 31, 2013

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Strategic Sector Premium Fund

By: (signature)

W. Richard Mason, CCO
Date:  May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer
Date:  May 24, 2013

By:  (signature)

Greg Hoppe, Principal Financial Officer
Date: May 24, 2013